Net Income per ordinary share (Tables)	12 Months Ended
Dec. 31, 2023
Net Income per Ordinary Share [Abstract]
Schedule of Earnings Per Share, Basic, by Common Class, Including Two Class Method	The basic and diluted net income per ordinary share has been calculated as follows:

Year ended December 31 (€, in millions, except per share data)	2021	2022	2023
Net income	5,883.2	5,624.2	7,839.0

Weighted average number of shares outstanding	409.8	397.7	393.8
Basic net income per ordinary share	14.36	14.14	19.91

Weighted average number of shares outstanding	409.8	397.7	393.8
Plus shares applicable to options and conditional shares	0.6	0.3	0.3
Diluted weighted average number of shares	410.4	398.0	394.1
Diluted net income per ordinary share	14.34	14.13	19.89